Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Unrecognized tax benefits	$ 1,250	$ 1,957	$ 2,219	$ 1,834
Outside book-over-tax basis difference in its foreign subsidiaries	72,200
United States Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	204,900
United States Tax Authority [Member] | Capital Loss Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Capital Loss Carryforwards	5,800
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	$ 90,100